SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Revenue by Segment
Revenue related to the Company’s reporting segments for the three-month and nine-month periods ended September 30, 2023, and September 30, 2022, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Portfolio servicing	$224,569	$382,245	$814,626	$1,372,573
Active management	18,926,144	11,125,503	39,921,061	28,411,475
Originations	10,214,489	—	10,214,489	—
Segment revenue (including inter-segment)	29,365,202	11,507,748	50,950,176	29,784,048
Inter-segment elimination	(8,244,272)	—	(8,244,272)	—

Total revenue	$21,120,930	$11,507,748	$42,705,904	$29,784,048

Summary of Segment Information
Information related to the Company’s reporting segments for the three-month and nine-month periods ended September 30, 2023 and September 30, 2022 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Portfolio servicing	$(626,045)	$(106,817)	$(792,173)	$561,935
Active management	13,856,637	9,859,671	34,144,789	25,381,144
Originations	4,525,381	—	4,525,381	—
Total gross profit	17,755,973	9,752,854	37,877,997	25,943,079

Sales and marketing	(1,704,154)	(14,905)	(3,116,999)	(1,664,403)
General and administrative (including stock based compensation of $4,583,632)	(9,838,951)	(59,816)	(11,113,382)	(706,523)
Depreciation and amortization expense	(1,694,853)	(1,071)	(1,696,994)	(3,211)
Other (expense) income	20,086	42,289	(1,565)	(199,958)
Loss on change in fair value of warrant liability	(943,400)	—	(943,400)	—
Interest expense	(2,679,237)	—	(3,620,695)	—
Interest income	63,826	—	71,283	—
Gain (Loss) on change in fair value of debt	2,088,797	1,235,032	(309,865)	859,519
Unrealized (loss) gain on investments	(306,800)	(246,846)	491,356	(1,301,821)
Provision for income taxes	(1,710,315)	(352,081)	(2,238,419)	(648,887)
Less: Net gain (loss) attributable to non-controlling interests	(147,611)	(363,452)	339,692	(770,093)

Net income attributable to Abacus Life, Inc.	$903,361	$9,992,004	$15,739,009	$21,507,702

Information related to the Company’s reporting segments for December 31, 2022 and December 31, 2021 is as follows:

	As of December 31, 2022	As of December 31, 2021
Portfolio Servicing	$1,470,973	$1,079,986
Active Management	43,242,581	120,000

Total Revenue	$44,713,553	$1,199,986

Portfolio Servicing	$300,235	$406,093
Active Management	38,168,187	58,000

Gross profit	$38,468,422	$464,093

Sales and Marketing	$(2,596,140)	$—
General, administrative and other	(1,066,403)	(101,406)
Other operating expenses	—	(493,849)
Depreciation	(4,282)	(2,447)
Other expense	(347,013)	—
Interest (expense)	(42,798)
Interest income	1,474
Change on fair value of debt	(90,719)	—
Unrealized gain(loss) on investments	(1,045,623)	—
Income tax expense	(889,943)	—
Net loss attributable to non-controlling interest	(704,699)	148,155

Net income attributable to Longevity Market Assets, LLC	$31,682,275	$14,546